Nov-29-05 10:04am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-737 P.002/002 F-854

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

Certifys

05072033

1-32678

RECD S.E.C.
NOV 29 2005
077

November 29, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DCP MIDSTREAM PARTNERS, LP, Common units representing limited partnership interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 29, 2005. Tentative listing date – December 2, 2005.

Sincerely,

Paras Madho

DEC 0 1 2005